Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Leases

(4)Leases

The Company had a noncancelable operating lease for office and warehouse space in San Clemente, which expired June 30, 2023. On March 13, 2023, the Company entered into a lease for approximately 5,038 square feet of office and warehouse space at 18 Technology Drive, Suite 110, Irvine, California 92618 and relocated its principal executive offices from our former San Clemente, California location to the Irvine, California location. The Irvine lease has a term of 36 months, commencing on May 1, 2023.

The Company does not have any short-term leases or financing lease arrangements. Lease and non-lease components are accounted for separately.

Operating lease costs were $0.1 million and $16 thousand for the three months ended September 30, 2024 and 2023, respectively, and $0.1 million and $0.3 million for the nine months ended September 30, 2024 and 2023, respectively. Variable lease costs were not material.

Supplemental information related to operating leases is as follows:

	September 30,	December 31,
Balance Sheet information	2024	2023
Operating lease ROU assets	$177	$250

Operating lease liabilities, current portion	$114	$111
Operating lease liabilities, long-term portion	77	151
Total operating lease liabilities	$191	$262

Cash flow information for the nine months ended September 30,	2024	2023
Cash paid for amounts included in the measurement of operating leases liabilities	$83	$174

Maturities of operating lease liabilities were as follows as of September 30, 2024:

2024 (balance of year)	$28
2025	115
2026	59
Total lease payments	202
Less: imputed interest	11
Total lease liabilities	$191

Weighted-average remaining lease term at end of period (in years)	1.9
Weighted-average discount rate at end of period	6.9%

(8)	Leases

The Company had a noncancelable operating lease for office and warehouse space in San Clemente, which expired June 30, 2023. The Company also had an operating lease and warehouse space in Carlsbad, California, which expired June 30, 2022. On March 13, 2023, the Company entered into a lease for approximately 5,038 square feet of office and warehouse space at 18 Technology Drive, Suite 110, Irvine, California 92618 and relocated our principal executive offices from our former San Clemente, California location to the Irvine, California location. The Irvine, California lease has a term of 36 months commencing on May 1, 2023.

The Company does not have any short-term leases or financing lease arrangements and the effects of any lease modifications have not been material. Lease and non-lease components are accounted for separately.

The Company determines the lease term as the noncancelable period of the lease, and may include options to extend or terminated the lease when reasonably certain that the Company will exercise that option. Leases with a term of 12 months or less are not recognized on the balance sheet. The Company uses its incremental borrowing rate based on the information available at lease commencement in determining the present value of unpaid lease payments. Right-of-use assets also include any lease payments made at or before lease commencement and any initial direct costs incurred, and exclude any lease incentives received.

Operating lease costs for the years ended December 31, 2023 and 2022, were $0.3 million and $0.7 million, respectively. Variable lease costs were not material.

Supplemental information related to operating leases is as follows:

	December 31,	December 31,
Balance Sheet information	2023	2022
Operating lease ROU assets	$250	$171

Operating lease liabilities, current portion	$111	$171
Operating lease liabilities, long-term portion	151	—
Total operating lease liabilities	$262	$171

Cash flow information for the twelve months ended December 31,	2023	2022
Cash paid for amounts included in the measurement of operating leases liabilities	$228	$560

Maturities of operating lease liabilities at December 31, 2023 were as follows:

2024	111
2025	115
2026	59
Total lease payments	285
Less: imputed interest	23
Total lease liabilities	$262

Weighted-average remaining lease term at end of period (in years)	2.4
Weighted-average discount rate at end of period	6.9%